Segment reporting (Schedule of Selected Financial Information Relating to Company's Reportable segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 1,322,814		$ 1,213,987		$ 1,060,054
Cost of revenues	(584,310)	[1]	(527,402)	[1]	(459,389)	[1]
Gross profit	738,504		686,585		600,665
Patient Monitoring And Life Support Devices [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	485,103		469,689		449,131
Cost of revenues	(219,390)		(199,809)		(195,333)
Gross profit	265,713		269,880		253,798
In-Vitro Diagnostic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	367,148		335,511		286,075
Cost of revenues	(152,432)		(141,089)		(119,420)
Gross profit	214,716		194,422		166,655
Medical Imaging Systems [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	343,285		303,416		253,234
Cost of revenues	(134,544)		(112,667)		(87,983)
Gross profit	208,741		190,749		165,251
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	127,278		105,371		71,614
Cost of revenues	(77,944)		(73,837)		(56,653)
Gross profit	$ 49,334		$ 31,534		$ 14,961

[1]	Years Ended December 31, 2012 2013 2014 Share-based compensation charged during the years related to: Cost of revenues $ 811 $ 752 $ 1,120 Selling expenses 4,457 4,345 6,420 General and administrative expenses 4,409 4,819 7,616 Research and development expenses 4,307 4,767 4,714